Equity - Additional information (Details) - COP ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2011
Disclosure of changes in equity [Line Items]
Capital commitments	$ 36,540,000	$ 36,540,000
Number of shares authorised	60,000,000,000	60,000,000,000
Number of shares subscribed	41,116,694,690	41,116,694,690
Proportion of shares available for public trade	11.51%	11.51%
Number of shares available for public trade	4,731,906,273	4,731,906,273
Proportion of shares held by majority share holders	88.49%	88.49%
Number of shares held by majority share holders	36,384,788,417	36,384,788,417
Capital reserve	$ 11,499,933	$ 11,499,933
Number of shares reserved for issue under options and contracts for sale of shares	18,883,305,310	18,883,305,310
Subscribed and Paid-In-Capital	$ 25,040,067	$ 25,040,067	$ 25,040,067
Additional Paid in Capital	6,607,699	6,607,699	6,607,699
Additional paid-in capital receivable	143	143
Subscribed and paid-in capital	25,040,067	25,040,067	25,040,067
Dividends paid	2,771,287	2,771,287	8,734,351	$ 13,867,029
Dividends approved for distribution		$ 698,984	$ 7,401,005	$ 9,251,256
Dividends approved for distribution, per share		$ 243
Percentage of shareholders for dividend payment		100.00%
Dividends paid to non-controlling interests, classified as financing activities		$ 2,074,900
Dividends paid to equity holders of parent, classified as financing activities		696,387
Share-based payment arrangements [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital					$ 2,118,468
Share-based payment arrangements [member] | Colombian Peso [Member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital	4,457,997	4,457,997
Financial guarantee contracts [member]
Disclosure of changes in equity [Line Items]
Additional Paid in Capital	$ 31,377	$ 31,377